Accounts and Bills Receivable, net (Tables)	12 Months Ended
Dec. 31, 2015
Accounts and Bills Receivable, net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
	December 31, 2015		December 31, 2014
	RMB	US$	RMB
Accounts receivable	7,861	1,214	8,168
Less: Allowance for doubtful accounts	(747)	(116)	(825)
	7,114	1,098	7,343

Bills receivable	2,932	453	2,524
	10,046	1,551	9,867

Schedule of Allowance For Doubtful Accounts
	December 31, 2015		December 31, 2014	December 31, 2013
	RMB	US$	RMB	RMB
Balance at beginning of year	825	127	795	1,196
Bad debt (recovery) expense	(78)	(12)	30	(401)
Write-offs	-	-	-	-

Balance at end of year	747	115	825	795